Rental Expense and Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Rental Expense and Lease Commitments
Operating lease commitments

($ in millions)

	2019	2020	2021	2022	2023	Beyond 2023
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,581	$1,233	$914	$640	$445	$815
Vacant space	$29	$23	$14	$9	$5	$8
Sublease income commitments	$11	$7	$5	$4	$4	$2
Capital lease commitments	$3	$3	$3	$3	$2	$28

Capital lease commitments

($ in millions)

	2019	2020	2021	2022	2023	Beyond 2023
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,581	$1,233	$914	$640	$445	$815
Vacant space	$29	$23	$14	$9	$5	$8
Sublease income commitments	$11	$7	$5	$4	$4	$2
Capital lease commitments	$3	$3	$3	$3	$2	$28